Securities Sold Under Repurchase Agreements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Collateral Securities and Repurchase Borrowing agreements
Average outstanding amount	$ 402,396,000	$ 759,458,000
Maximum amount outstanding at any month end	514,616,000	819,155,000
Collateralized Securities, Book Value of Securities Sold	460,681,000	690,151,000
Collateralized securities, Fair Value of Securities Sold	452,912,000	679,811,000
Repurchase Borrowing, Balance of Liability	$ 353,805,000	$ 504,985,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	1.32%	2.46%
Overnight agreements
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	$ 340,054,000	$ 295,282,000
Collateralized securities, Fair Value of Securities Sold	334,506,000	292,286,000
Repurchase Borrowing, Balance of Liability	$ 242,824,000	$ 190,915,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	0.25%	0.15%
1 to 29 days
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold		$ 10,250,000
Collateralized securities, Fair Value of Securities Sold		10,148,000
Repurchase Borrowing, Balance of Liability		$ 9,863,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)		0.50%
30 to 90 days
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	$ 109,300,000	$ 2,315,000
Collateralized securities, Fair Value of Securities Sold	107,238,000	2,317,000
Repurchase Borrowing, Balance of Liability	$ 100,000,000	$ 2,300,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	3.99%	0.33%
Over 90 days
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	$ 11,327,000	$ 382,304,000
Collateralized securities, Fair Value of Securities Sold	11,168,000	375,060,000
Repurchase Borrowing, Balance of Liability	$ 10,981,000	$ 301,907,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	0.74%	4.01%